Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
Gain/(loss) on non-hedge derivatives	(67)	(88)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	180	180
Non-hedge derivative (gain)/loss and movement on bonds	180	180
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(26)		(93)
Derivative Assets Current	0		0
Derivative Liabilities, Noncurrent	(26)		(93)
Derivative Liabilities	(26)		(93)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(2)
Changes in fair value and other movements recognized - after tax	0	0
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	296
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	987	839	1,112	586
Short-term debt	(30)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,875)		(1,715)
Long-term debt at fair value	(645)		(758)
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	87		85
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	987		1,112
Restricted cash	56		58
Short-term debt	(30)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,875)		(1,715)
Long-term debt at fair value	(645)		(758)
Derivatives	26		93
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	87		85
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	987		1,112
Restricted cash	56		58
Short-term debt	(30)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,993)		(1,857)
Long-term debt at fair value	(645)		(758)
Derivatives	26		93
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	11		11
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	87		85
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(25)		(92)
Derivative Liabilities, Noncurrent	(25)		(92)
Embedded Derivatives [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(1)		(1)
Derivative Liabilities, Noncurrent	(1)		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	67	88
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 113	$ 92